Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Treasury stock, shares	5,291,497	4,342,477	0
Class A Common Stock
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	101,803,392	82,410,774	79,091,871
Common stock, shares outstanding	101,803,392	82,410,774	79,091,871
Class B Common Stock
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	99,800,000	118,200,000	118,200,000
Common stock, shares outstanding	99,800,000	118,200,000	118,200,000